Pre-Tax Income Before Impairment of Equity Investee and Share of Equity Investee's Share of Losses (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ 194.8	$ 996.1	$ 1,507.8	$ 851.4
South Africa
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	(221.0)	113.9	378.5	192.0
Ghana
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	216.8	441.6	624.9	343.1
Australia
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	77.3	156.5	258.8	55.7
Peru
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	139.4	259.6	241.1	164.6
British Virgin Islands
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ (17.7)	$ 24.5	$ 4.5	$ 96.0